COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
COLLATERALIZED TRANSACTIONS
Schedule of margin loans and client's collateral received and repledged

	As of December 31,
	2023	2024

	(HK$ in thousands)
Collateral received from clients	127,758,188	181,403,500
Collateral received from brokers	203,500	425,617
Collateral repledged to commercial banks and other financial institutions	13,326,597	26,954,280

Schedule of market value of securities borrowed and lent and cash collateral received and deposited

	As of December 31,
	2023	2024

	(HK$ in thousands)
Securities borrowed and loaned (1)	16,106,157	44,283,011
Cash collateral received from borrowers	18,707,651	47,919,232
Cash collateral deposited with lenders	2,663,837	14,689,034
(1)	Borrowed securities include securities borrowed from margin clients under authorization, in this case no cash collateral is required.